Condensed Statement of Cash Flows (Unaudited) - USD ($)		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Statement of Cash Flows [Abstract]
Net income (loss)	$ (1,940)	$ 6,735,800
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on trust account		(55,688)
Change in fair value of warrant liabilities		(8,680,011)
Excess of fair value over cash received for private placement warrants		355,999
Offering costs allocated to warrants		844,080
Changes in current assets and current liabilities:
Prepaid assets		(441,945)
Accounts payable		273,517
Accrued offering costs and expenses	1,940
Net cash used in operating activities	0	(968,248)
Cash Flows from Investing Activities:
Net cash used in investing activities		(345,000,000)
Investment of cash into trust account		(345,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriting discount		338,100,000
Proceeds from issuance of Private Placement Warrants		8,900,000
Payments of offering costs		(575,076)
Cash received for share receivable		25,000
Net cash provided by financing activities		346,449,924
Net Change in Cash	0	481,676
Cash — Beginning	0	0
Cash — Ending	0	481,676
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption		345,000,000
Initial value of warrant liabilities		24,205,999
Accretion for Class A common stock subject to possible redemption		55,688
Deferred underwriting discount payable charged to additional paid-in capital		$ 12,075,000
Increase in stock subscription receivable for issuance of Class B ordinary shares	25,000
Accrued deferred offering costs	$ 28,860